Leases - Schedule of Future Minimum Lease Payments (Details)	Dec. 31, 2022 USD ($)
Leases
2023	$ 272,058
2024	278,858
2025	285,829
2026	292,975
2027	300,299
Thereafter	1,000,801
Total Lease Payments	2,430,820
Less: Imputed Interest	(795,620)
Total Lease Liability	$ 1,635,200